EMPLOYEE BENEFIT PLANS - Plan Asset Allocation (Details)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	100.00%
Actual allocation	100.00%	100.00%
Fixed income securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	42.00%
Actual allocation	42.00%	52.00%
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	18.00%
Actual allocation	18.00%	23.00%
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target allocation	40.00%
Actual allocation	40.00%	25.00%